Warrants - Summary of Fair Value of Each Warrant Estimated Using Black-Scholes Valuation Model (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Common Stock [Member]
Estimated Fair Value Of Warrants [Line Items]
WARRANT ISSUE DATE	August 2012	August 2012
EXPECTED TERM (IN YEARS)	5 years	5 years
EXPECTED VOLATILITY	75.00%	87.00%
RISK-FREE INTEREST RATE	1.60%	0.70%
DIVIDEND YIELD	0.00%	0.00%
FAIR VALUE OF UNDERLYING SHARES	$ 2.75	$ 0.30
Series A Convertible Preferred Stock [Member]
Estimated Fair Value Of Warrants [Line Items]
WARRANT ISSUE DATE	September 2010	Septemeber 2010
EXPECTED TERM (IN YEARS)	1 year 8 months 5 days	2 years 8 months 5 days
EXPECTED VOLATILITY	59.00%	73.00%
RISK-FREE INTEREST RATE	0.30%	0.40%
DIVIDEND YIELD	0.00%	0.00%
FAIR VALUE OF UNDERLYING SHARES	$ 2.96	$ 1.45